SCHEDULE OF OPERATING SEGMENTS (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024		Sep. 30, 2025	Sep. 30, 2024		Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Revenues (note 7)	$ 1,547	$ 1,572	[1]	$ 4,254	$ 3,957	[1]
Cost of revenues	1,021	882	[1]	2,878	2,858	[1]
Segment operational loss (gain)	4,113	2,626	[1]	17,485	9,056	[1]
Loss (gain) on revaluation of warrant liability	2,830	(539)	[1]	(905)	3,236	[1]
Tax income			[1]			[1]
Loss	1,399	3,533	[1]	20,744	7,103	[1]
Segment assets	81,915			81,915			$ 18,878
Segment liabilities	10,652			10,652			12,034
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Revenues (note 7)		501		824	1,352
Cost of revenues		445		767	1,255
Segment operational loss (gain)		285		1,407	1,097
Other expenses
Tax income
Segment assets							1,043
Segment liabilities							717
Precision metal parts [member]
IfrsStatementLineItems [Line Items]
Segment assets	3,417			3,417			3,017
Segment liabilities	1,456			1,456			2,138
SmartCarts [member]
IfrsStatementLineItems [Line Items]
Segment assets	78,498			78,498			14,818
Segment liabilities	9,196			9,196			$ 9,179
Precision metal parts [member]
IfrsStatementLineItems [Line Items]
Revenues (note 7)	1,335	1,418		3,668	3,649
SmartCarts [member]
IfrsStatementLineItems [Line Items]
Revenues (note 7)	212	154		586	308
Operating segments [member]
IfrsStatementLineItems [Line Items]
Revenues (note 7)	1,547	1,572		4,254	3,957
Cost of revenues	1,021	882		2,878	2,858
Segment operational loss (gain)	4,113	2,626		17,485	9,056
Loss (gain) on revaluation of warrant liability	(2,830)	539		905	(3,236)
Other expenses
Financial expenses, net	116	63		(71)	143
Tax income
Loss	1,399	3,228		18,319	5,963
Operating segments [member] | External [Member]
IfrsStatementLineItems [Line Items]
Revenues (note 7)	1,547	1,572		4,254	3,957
Cost of revenues	1,021	882		2,878	2,858
Operating segments [member] | Inter Segment [Member]
IfrsStatementLineItems [Line Items]
Revenues (note 7)
Cost of revenues
Operating segments [member] | Precision metal parts [member]
IfrsStatementLineItems [Line Items]
Revenues (note 7)	1,335	1,418		3,668	3,649
Cost of revenues	964	840		2,811	2,582
Segment operational loss (gain)	(67)	(248)		(1)	(72)
Operating segments [member] | Precision metal parts [member] | External [Member]
IfrsStatementLineItems [Line Items]
Revenues (note 7)	1,335	1,418		3,668	3,649
Cost of revenues	964	840		2,811	2,582
Operating segments [member] | Precision metal parts [member] | Inter Segment [Member]
IfrsStatementLineItems [Line Items]
Revenues (note 7)
Cost of revenues
Operating segments [member] | SmartCarts [member]
IfrsStatementLineItems [Line Items]
Revenues (note 7)	212	154		586	308
Cost of revenues	57	42		67	276
Segment operational loss (gain)	4,180	2,874		17,486	9,128
Operating segments [member] | SmartCarts [member] | External [Member]
IfrsStatementLineItems [Line Items]
Revenues (note 7)	212	154		586	308
Cost of revenues	57	42		67	276
Operating segments [member] | SmartCarts [member] | Inter Segment [Member]
IfrsStatementLineItems [Line Items]
Revenues (note 7)
Cost of revenues

[1]	Reclassified due to discontinued operations.